UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  028-13963
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Jerrold N. Fine               Westport, CT                5/15/12
     -------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                   62
                                               -------------

Form 13F Information Table Value Total:            $ 152,888
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


1.     028-12871     CHARTER OAK MANAGEMENT GP LLC

2.     028-13964     FINE PARTNERS, L.P.

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALLEGHENY TECHNOLOGIES INC COM            01741R102    2,854   69,333 SH       DEFINED    1, 2      69,333      0    0
ALLEGHENY TECHNOLOGIES INC COM            01741R102      233    5,667 SH       DEFINED    1          5,667      0    0
ANHEUSER BUSCH INBEV SA/NV SPONSORED ADR  03524A108    3,408   46,861 SH       DEFINED    1, 2      46,861      0    0
ANHEUSER BUSCH INBEV SA/NV SPONSORED ADR  03524A108      278    3,817 SH       DEFINED    1          3,817      0    0
CALGON CARBON CORP         COM            129603108    4,907  314,333 SH       DEFINED    1, 2     314,333      0    0
CALGON CARBON CORP         COM            129603106      400   25,605 SH       DEFINED    1         25,605      0    0
DARDEN RESTAURANTS INC     COM            237194105    1,892   36,978 SH       DEFINED    1, 2      36,978      0    0
DARDEN RESTAURANTS INC     COM            237194105      155    3,022 SH       DEFINED    1          3,022      0    0
DELTA AIR LINES INC DEL    COM NEW        247361702    4,143  417,867 SH       DEFINED    1, 2     417,867      0    0
DELTA AIR LINES INC DEL    COM NEW        247361702      337   34,039 SH       DEFINED    1         34,039      0    0
EVEREST RE GROUP LTD       COM            G3223R108   18,216  196,891 SH       DEFINED    1, 2     196,891      0    0
EVEREST RE GROUP LTD       COM            G3223R108    1,484   16,038 SH       DEFINED    1         16,038      0    0
FACTSET RESH SYS INC       COM            303075105    4,755   51,707 SH       DEFINED    1, 2      51,707      0    0
FACTSET RESH SYS INC       COM            303075105      387    4,212 SH       DEFINED    1          4,212      0    0
FORD MOTOR CO DEL          COM PAR $0.01  345370860    2,306  184,885 SH       DEFINED    1, 2     184,885      0    0
FORD MOTOR CO DEL          COM PAR $0.01  345370860      189   15,115 SH       DEFINED    1         15,115      0    0
GEO GROUP INC              COM            36159R103    1,755   92,327 SH       DEFINED    1, 2      92,327      0    0
GEO GROUP INC              COM            36159R103      146    7,673 SH       DEFINED    1          7,673      0    0
GREENBRIER COS INC         COM            393657101    2,282  115,321 SH       DEFINED    1, 2     115,321      0    0
GREENBRIER COS INC         COM            393657101      182    9,185 SH       DEFINED    1          9,185      0    0
HERTZ GLOBAL HOLDINGS INC  COM            42805T105    7,953  528,813 SH       DEFINED    1, 2     528,813      0    0
HERTZ GLOBAL HOLDINGS INC  COM            42805T105      637   42,345 SH       DEFINED    1         42,345      0    0
MARTEN TRANS LTD           COM            573075108    5,552  251,543 SH       DEFINED    1, 2     251,543      0    0
MARTEN TRANS LTD           COM            573075108      457   20,693 SH       DEFINED    1         20,693      0    0
METLIFE INC                COM            59156R108    4,261  114,081 SH       DEFINED    1, 2     114,081      0    0
METLIFE INC                COM            59156R108      318    8,509 SH       DEFINED    1          8,509      0    0
MICROSOFT CORP             COM            594918104    6,094  188,931 SH       DEFINED    1, 2     188,931      0    0
MICROSOFT CORP             COM            594918104      496   15,390 SH       DEFINED    1         15,390      0    0
MYLAN INC                  COM            628530107   12,611  537,774 SH       DEFINED    1, 2     537,774      0    0
MYLAN INC                  COM            628530107    1,027   43,806 SH       DEFINED    1         43,806      0    0
NCR CORP NEW               COM            62886E108    2,605  119,968 SH       DEFINED    1, 2     119,968      0    0
NCR CORP NEW               COM            62886E108      218   10,032 SH       DEFINED    1         10,032      0    0
NORTHWEST NAT GAS CO       COM            667655104    2,099   46,223 SH       DEFINED    1, 2      46,223      0    0
NORTHWEST NAT GAS CO       COM            667655104      171    3,777 SH       DEFINED    1          3,777      0    0
NUANCE COMMUNICATIONS INC  COM            67020Y100    1,177   46,006 SH       DEFINED    1, 2      46,006      0    0
NUANCE COMMUNICATIONS INC  COM            67020Y100       96    3,748 SH       DEFINED    1          3,748      0    0
OCCIDENTAL PETE CORP DEL   COM            674599105   14,874  156,188 SH       DEFINED    1, 2     156,188      0    0
OCCIDENTAL PETE CORP DEL   COM            674599105    1,212   12,723 SH       DEFINED    1         12,723      0    0
PRUDENTIAL FINL INC        COM            744320102    4,682   73,866 SH       DEFINED    1, 2      73,866      0    0
PRUDENTIAL FINL INC        COM            744320102      381    6,017 SH       DEFINED    1          6,017      0    0
REGAL ENTMT GROUP          CL A           758766109      628   46,166 SH       DEFINED    1, 2      46,166      0    0
REGAL ENTMT GROUP          CL A           758766109       51    3,761 SH       DEFINED    1          3,761      0    0
SOUTH JERSEY INDS INC      COM            838518108    1,335   26,669 SH       DEFINED    1, 2      26,669      0    0
SOUTH JERSEY INDS INC      COM            838518108      109    2,172 SH       DEFINED    1          2,172      0    0
SOUTHWEST GAS CORP         COM            844895102    1,976   46,223 SH       DEFINED    1, 2      46,223      0    0
SOUTHWEST GAS CORP         COM            844895102      161    3,777 SH       DEFINED    1          3,777      0    0
SOUTHWESTERN ENERGY CO     COM            845467109    4,802  156,936 SH       DEFINED    1, 2     156,936      0    0
SOUTHWESTERN ENERGY CO     COM            845467109      390   12,744 SH       DEFINED    1         12,744      0    0
SPDR GOLD TRUST            COM            863307104    1,536    9,475 SH       DEFINED    1, 2       9,475      0    0
SPDR GOLD TRUST            COM            863307104      125      772 SH       DEFINED    1            772      0    0
UIL HLDG CORP              COM            902748102    3,204   92,183 SH       DEFINED    1, 2      92,183      0    0
UIL HLDG CORP              COM            902748102      261    7,509 SH       DEFINED    1          7,509      0    0
USA TRUCK ORD              USAK           902925106      146   18,785 SH       DEFINED    1, 2      18,785      0    0
USA TRUCK ORD              USAK           902925106       12    1,515 SH       DEFINED    1          1,515      0    0
VERIFONE SYS INC           COM            92342Y109    2,394   46,161 SH       DEFINED    1, 2      46,161      0    0
VERIFONE SYS INC           COM            92342Y109      188    3,621 SH       DEFINED    1          3,621      0    0
WAL MART STORES INC        COM            931142103    5,655   92,404 SH       DEFINED    1, 2      92,404      0    0
WAL MART STORES INC        COM            931142103      465    7,596 SH       DEFINED    1          7,596      0    0
WELLPOINT INC              COM            94973V109   10,208  138,317 SH       DEFINED    1, 2     138,317      0    0
WELLPOINT INC              COM            94973V107      862   11,683 SH       DEFINED    1         11,683      0    0

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
WHITING USA TRUST II       COM            966388100    1,063   46,222 SH       DEFINED    1, 2      46,222      0    0
WHITING USA TRUST II       COM            966388100       87    3,778 SH       DEFINED    1          3,778      0    0